Financial assets at amortized cost and other positions in scope of expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Risk Exposure Explanatory

USD m 31.12.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized

cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 171,806 171,788 18 0 (26) 0 (26) 0
Amounts due from banks 28,206 28,191 14 0 (7) (6) (1) 0
Receivables from securities financing transactions measured at amortized cost
74,128 74,128 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,300 32,300 0 0 0 0 0 0
Loans and advances to customers 405,633 385,493 18,131 2,009 (935) (173) (185) (577)
of which: Private clients with mortgages 174,400 163,617 9,955 828 (156) (39) (89) (28)
of which: Real estate financing 54,305 50,252 4,038 15 (46) (20) (25) (1)
of which: Large corporate clients 14,431 12,594 1,331 506 (241) (34) (32) (174)
of which: SME clients 12,694 10,662 1,524 508 (262) (34) (24) (204)
of which: Lombard 117,924 117,874 0 50 (22) (5) 0 (17)
of which: Credit cards 2,041 1,564 438 39 (42) (6) (11) (24)
of which: Commodity trade finance 2,889 2,873 12 4 (119) (7) 0 (111)
Other financial assets measured at amortized cost 54,334 53,882 312 141 (87) (16) (5) (66)
of which: Loans to financial advisors 2,615 2,422 79 114 (49) (4) (1) (44)
Total financial assets measured at amortized cost 766,407 745,782 18,475 2,150 (1,057) (197) (217) (643)
Financial assets measured at fair value through other comprehensive income 2,233 2,233 0 0 0 0 0 0
Total on-balance sheet financial assets within the scope of ECL requirements 768,640 748,015 18,475 2,150 (1,057) (197) (217) (643)
Total exposure ECL provisions
Off-balance sheet (within the scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 33,211 32,332 761 118 (40) (14) (7) (19)
of which: Large corporate clients 3,624 3,051 486 87 (10) (3) (2) (6)
of which: SME clients 1,506 1,299 177 31 (7) (1) (1) (5)
of which: Financial intermediaries and hedge funds

22,549 22,504 46 0 (12) (8) (3) 0
of which: Lombard 3,009 3,009 0 0 (1) 0 0 (1)
of which: Commodity trade finance 1,811 1,803 8 0 (1) (1) 0 0
Irrevocable loan commitments 44,018 42,085 1,878 56 (95) (55) (38) (2)
of which: Large corporate clients 26,096 24,444 1,622 30 (76) (45) (28) (2)
Forward starting reverse repurchase and securities borrowing agreements 10,373 10,373 0 0 0 0 0 0
Committed unconditionally revocable credit lines

47,421 45,452 1,913 56 (49) (39) (10) 0
of which: Real estate financing 9,439 8,854 585 0 (4) (3) (1) 0 of which: Large corporate clients 5,110 4,951 151 8 (6) (4) (3) 0 of which: SME clients 5,408 5,188 191 29 (21) (17) (3) 0
of which: Lombard 8,964 8,964 0 1 0 0 0 0
of which: Credit cards 10,458 9,932 522 4 (10) (8) (2) 0
of which: Commodity trade finance 537 537 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,183 4,169 11 4 (4) (3) 0 0
Total off-balance sheet financial instruments and credit lines 139,206 134,410 4,562 234 (188) (111) (56) (21)
Total allowances and provisions (1,244) (308) (272) (664)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD m 31.12.22
Carrying amount
1
ECL allowances
Financial instruments measured at amortized

cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 169,445 169,402 44 0 (12) 0 (12) 0
Amounts due from banks 14,671 14,670 1 0 (6) (5) (1) 0
Receivables from securities financing transactions measured at amortized cost
67,814 67,814 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 35,033 35,033 0 0 0 0 0 0
Loans and advances to customers 390,027 372,903 15,587 1,538 (783) (129) (180) (474)
of which: Private clients with mortgages 156,930 147,651 8,579 699 (161) (27) (107) (28)
of which: Real estate financing 46,470 43,112 3,349 9 (41) (17) (23) 0 of which: Large corporate clients 12,226 10,733 1,189 303 (130) (24) (14) (92)
of which: SME clients 13,903 12,211 1,342 351 (251) (26) (22) (203)
of which: Lombard 132,287 132,196 0 91 (26) (9) 0 (17)
of which: Credit cards 1,834 1,420 382 31 (36) (7) (10) (19)
of which: Commodity trade finance 3,272 3,261 0 11 (96) (6) 0 (90)
Other financial assets measured at amortized cost 53,389 52,829 413 147 (86) (17) (6) (63)
of which: Loans to financial advisors 2,611 2,357 128 126 (59) (7) (2) (51)
Total financial assets measured at amortized cost 730,379 712,651 16,044 1,685 (890) (154) (199) (537)
Financial assets measured at fair value through other comprehensive income 2,239 2,239 0 0 0 0 0 0
Total on-balance sheet financial assets within the scope of ECL requirements 732,618 714,889 16,044 1,685 (890) (154) (199) (537)
Total exposure ECL provisions
Off-balance sheet (within the scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,167 19,805 2,254 108 (48) (13) (9) (26)
of which: Large corporate clients 3,663 2,883 721 58 (26) (2) (3) (21)
of which: SME clients 1,337 1,124 164 49 (5) (1) (1) (3)
of which: Financial intermediaries and hedge funds

11,833 10,513 1,320 0 (12) (8) (4) 0
of which: Lombard 2,376 2,376 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,121 2,121 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,996 37,531 2,341 124 (111) (59) (52) 0 of which: Large corporate clients 23,611 21,488 2,024 99 (93) (49) (45) 0
Forward starting reverse repurchase and securities borrowing agreements 3,801 3,801 0 0 0 0 0 0
Committed unconditionally revocable credit lines

43,677 41,809 1,833 36 (40) (32) (8) 0
of which: Real estate financing 8,711 8,528 183 0 (6) (6) 0 0 of which: Large corporate clients 4,578 4,304 268 5 (4) (1) (2) 0 of which: SME clients 4,723 4,442 256 26 (19) (16) (3) 0
of which: Lombard 7,855 7,854 0 1 0 0 0 0
of which: Credit cards 9,390 8,900 487 3 (7) (5) (2) 0
of which: Commodity trade finance 327 327 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,696 4,600 94 2 (2) (2) 0 0
Total off-balance sheet financial instruments and credit lines 114,337 107,545 6,522 270 (201) (106) (69) (26)
Total allowances and provisions (1,091) (260) (267) (564)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Disclosure Of Coverage Ratios Explanatory

31.12.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 174,555 163,656 10,044 856 9 2 88 7 326
Real estate financing 54,351 50,272 4,063 16 9 4 61 8 594
Total real estate lending 228,906 213,928 14,107 872 9 3 81 8 331
Large corporate clients 14,671 12,628 1,363 680 164 27 237 48 2,558
SME clients 12,956 10,696 1,548 712 202 32 155 47 2,861
Total corporate lending 27,627 23,324 2,911 1,392 182 29 193 48 2,714
Lombard 117,946 117,879 0 67 2 0 0 0 2,487
Credit cards 2,083 1,571 449 63 200 40 253 87 3,801
Commodity trade finance 3,008 2,881 12 115 394 25 62 25 9,676
Other loans and advances to customers 26,997 26,083 837 77 18 10 44 11 2,379
Loans to financial advisors 2,665 2,426 80 159 185 17 122 20 2,793
Total other lending 152,699 150,840 1,378 481 18 3 117 4 4,462
Total
1
409,232 388,092 18,396 2,744 24 5 101 9 2,263
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,801 6,560 226 15 8 7 29 8 40
Real estate financing 10,662 10,064 599 0 6 5 22 6 0
Total real estate lending 17,463 16,624 824 15 6 6 24 6 40
Large corporate clients 34,829 32,446 2,259 125 27 16 147 25 628
SME clients 7,872 7,337 456 80 47 29 230 41 626
Total corporate lending 42,702 39,782 2,715 205 30 18 161 28 627
Lombard 13,609 13,609 0 1 1 1 0 1 0
Credit cards 10,458 9,932 522 4 10 8 35 10 0
Commodity trade finance 2,354 2,346 8 0 4 4 36 4 0
Financial intermediaries and hedge funds 25,378 25,148 230 0 5 4 157 5 0
Other off-balance sheet commitments 16,869 16,596 264 9 12 5 170 8 0
Total other lending 68,668 67,630 1,024 14 7 4 97 6 5,921
Total
2
128,833 124,037 4,562 234 15 9 122 13 908
Total on- and off-balance sheet
3
538,065 512,129 22,958 2,978 22 6 105 10 2,157
1 Includes Loans

and advances to

customers and Loans

to financial advisors,

which are presented

on the balance

sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

31.12.22
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 157,091 147,678 8,686 727 10 2 123 9 381
Real estate financing 46,511 43,129 3,372 9 9 4 70 9 232
Total real estate lending 203,602 190,807 12,059 736 10 2 108 9 379
Large corporate clients 12,356 10,757 1,204 395 105 22 120 32 2,325
SME clients 14,154 12,237 1,364 553 177 22 161 36 3,664
Total corporate lending 26,510 22,994 2,567 949 144 22 142 34 3,106
Lombard 132,313 132,205 0 108 2 1 0 1 1,580
Credit cards 1,869 1,427 393 50 190 46 256 91 3,779
Commodity trade finance 3,367 3,266 0 101 285 18 0 18 8,901
Other loans and advances to customers 23,149 22,333 748 68 18 6 38 7 3,769
Loans to financial advisors 2,670 2,364 130 176 221 28 124 33 2,870
Total other lending 163,368 161,595 1,270 503 16 3 114 3 4,016
Total
1
393,480 375,396 15,896 2,188 21 4 114 8 2,398
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,535 6,296 236 3 5 4 18 4 1,183
Real estate financing 10,054 9,779 275 0 6 7 0 6 0
Total real estate lending 16,589 16,075 511 3 6 6 2 6 1,288
Large corporate clients 32,126 28,950 3,013 163 38 18 165 32 1,263
SME clients 7,122 6,525 499 98 47 30 214 43 304
Total corporate lending 39,247 35,475 3,513 260 40 20 172 34 903
Lombard 12,919 12,918 0 1 2 1 0 1 0
Credit cards 9,390 8,900 487 3 7 5 36 7 0
Commodity trade finance 2,459 2,459 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 18,128 16,464 1,664 0 7 6 25 7 0
Other off-balance sheet commitments 11,803 11,454 346 3 11 8 68 9 0
Total other lending 54,700 52,195 2,498 7 6 5 33 6 0
Total
2
110,537 103,745 6,522 270 18 10 106 16 980
Total on- and off-balance sheet
3
504,016 479,140 22,418 2,458 21 5 112 10 2,242
1 Includes Loans

and advances to

customers and Loans

to financial advisors,

which are presented

on the balance

sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).